Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Term	$ 643,522	$ 563,619
Total deposits	1,231,687	1,208,814
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	186,530	203,645
Notice	57,614	64,743
Term	197,802	136,544
Total deposits	441,946	404,932
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	316,200	348,004
Notice	19,056	17,855
Term	409,819	394,011
Total deposits	745,075	759,870
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	7,996	10,458
Notice	769	490
Term	35,901	33,064
Total deposits	44,666	44,012
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	510,726	562,107
Notice	77,439	83,088
Term	643,522	563,619
Total deposits	1,231,687	1,208,814
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	132,994	149,737
Notice	6,107	7,797
Term	168	466
Total deposits	139,269	158,000
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	302,746	305,779
Notice	14,641	17,982
Term	493,347	409,586
Total deposits	810,734	733,347
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	40,646	52,702
Total deposits	40,646	52,702
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	16,210	11,410
Notice	55,895	57,055
Term	78,837	85,111
Total deposits	150,942	153,576
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	17	620
Total deposits	17	620
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,353	28,276
Notice	726	254
Term	51,812	52,144
Total deposits	57,891	80,674
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,265	7,840
Total deposits	7,265	7,840
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,495	5,743
Notice	70
Term	19,358	16,312
Total deposits	$ 24,923	$ 22,055